UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Decade Capital Management LLC
                                 Address: 666 Fifth Avenue, 8th Floor
                                          New York, NY  10103

				 13F File Number: 028-12851


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Williams
Title: Chief Financial Officer
Phone: 212-841-4100

Signature,                               Place,             and Date of Signing:


/s/ Robert Williams                      New York, NY       11/14/08
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:           50

Form 13F Information Table Value Total:     $ 266,521 (thousands)


List of Other Included Managers:

No.        Form 13 F File Number      Name
---        ---------------------      ----

1          028-12506                  Israel A. Englander

2          028-12854                  Millennium International Management LP


The Institutional Investment Manager filing this report and the Other Included Managers described above are affiliates. Each of the holdings described below is held directly or indirectly by Millennium Partners, L.P. or one or more affiliated investment funds that invest a portion of their assets in Millennium Partners, L.P.

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

ABBOTT LABS                  COM             002824100 4434   77000    SH       DEFINED 1,2              77000
ABIOMED INC                  COM             003654100 1598   90000    SH       DEFINED 1,2              90000
AMGEN INC                    COM             031162100 3912   66000    SH       DEFINED 1,2              66000
BJ SVCS CO                   COM             055482103 4918   257096   SH       DEFINED 1,2              257096
CARDINAL HEALTH INC          COM             14149Y108 2070   42000    SH       DEFINED 1,2              42000
CEPHALON INC                 COM             156708109 4611   59500    SH       DEFINED 1,2              59500
CHEVRON CORP NEW             COM             166764100 7720   93600    SH       DEFINED 1,2              93600
COMERICA INC                 COM             200340107 1640   50000    SH       DEFINED 1,2              50000
COMSTOCK RES INC             COM NEW         205768203 5961   119097   SH       DEFINED 1,2              119097
CONTINENTAL RESOURCES INC    COM             212015101 3974   101300   SH       DEFINED 1,2              101300
COVANCE INC                  COM             222816100 751    8500     SH       DEFINED 1,2              8500
DAVITA INC                   COM             23918K108 4846   85000    SH       DEFINED 1,2              85000
DEVON ENERGY CORP NEW        COM             25179M103 7342   80500    SH       DEFINED 1,2              80500
DIAMOND OFFSHORE DRILLING IN COM             25271C102 9745   94553    SH       DEFINED 1,2              94553
EOG RES INC                  COM             26875P101 14493  162000   SH       DEFINED 1,2              162000
EXXON MOBIL CORP             COM             30231G102 13761  177200   SH       DEFINED 1,2              177200
FMC TECHNOLOGIES INC         COM             30249U101 9515   204400   SH       DEFINED 1,2              204400
GENENTECH INC                COM NEW         368710406 1552   17500    SH       DEFINED 1,2              17500
HEALTH MGMT ASSOC INC NEW    CL A            421933102 221    53100    SH  CALL DEFINED 1,2                       53100
HELMERICH & PAYNE INC        COM             423452101 5852   135500   SH       DEFINED 1,2              135500
HERCULES OFFSHORE INC        COM             427093109 3779   249262   SH       DEFINED 1,2              249262
HORNBECK OFFSHORE SVCS INC N COM             440543106 10454  270700   SH       DEFINED 1,2              270700
ILLUMINA INC                 COM             452327109 2493   61500    SH       DEFINED 1,2              61500
INTERACTIVE BROKERS GROUP IN COM             45841N107 691    31168    SH       DEFINED 1,2              31168
INVITROGEN CORP              COM             46185R100 3440   91000    SH       DEFINED 1,2              91000
KENDLE INTERNATIONAL INC     COM             48880L107 939    21000    SH       DEFINED 1,2              21000
KINDER MORGAN MANAGEMENT LLC SHS             49455U100 6243   126900   SH       DEFINED 1,2              126900
LABORATORY CORP AMER HLDGS   COM NEW         50540R409 1988   28600    SH       DEFINED 1,2              28600
MARATHON OIL CORP            COM             565849106 7296   183000   SH       DEFINED 1,2              183000
MARINER ENERGY INC           COM             56845T305 1367   66700    SH       DEFINED 1,2              66700
MCKESSON CORP                COM             58155Q103 2362   43900    SH       DEFINED 1,2              43900
MYRIAD GENETICS INC          COM             62855J104 1525   23500    SH       DEFINED 1,2              23500
NATIONAL OILWELL VARCO INC   COM             637071101 3422   68125    SH       DEFINED 1,2              68125
NEWFIELD EXPL CO             COM             651290108 605    18900    SH       DEFINED 1,2              18900
NOBLE ENERGY INC             COM             655044105 10840  195000   SH       DEFINED 1,2              195000
OCCIDENTAL PETE CORP DEL     COM             674599105 7256   103000   SH       DEFINED 1,2              103000
OCEANEERING INTL INC         COM             675232102 11013  206550   SH       DEFINED 1,2              206550
OIL STS INTL INC             COM             678026105 11310  319949   SH       DEFINED 1,2              319949
OPPENHEIMER HLDGS INC        CL A NON VTG    683797104 2361   95000    SH       DEFINED 1,2              95000
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG  71654V101 19439  519488   SH       DEFINED 1,2              519488
ROWAN COS INC                COM             779382100 7760   254000   SH       DEFINED 1,2              254000
ST MARY LD & EXPL CO         COM             792228108 5572   156300   SH       DEFINED 1,2              156300
STONE ENERGY CORP            COM             861642106 7662   181000   SH       DEFINED 1,2              181000
TAL INTL GROUP INC           COM             874083108 2061   99000    SH       DEFINED 1,2              99000
THERMO FISHER SCIENTIFIC INC COM             883556102 1953   35500    SH       DEFINED 1,2              35500
TOMOTHERAPY INC              COM             890088107 921    201000   SH       DEFINED 1,2              201000
TRANSOCEAN INC NEW           SHS             G90073100 11516  104844   SH       DEFINED 1,2              104844
WEATHERFORD INTERNATIONAL LT COM             G95089101 4312   171500   SH       DEFINED 1,2              171500
WRIGHT MED GROUP INC         COM             98235T107 3151   103500   SH       DEFINED 1,2              103500
ZIMMER HLDGS INC             COM             98956P102 3874   60000    SH       DEFINED 1,2              60000
